FINANCE RECEIVABLES (Tables)	12 Months Ended
Sep. 30, 2013
FINANCE RECEIVABLES
Schedule of finance receivables

	As of September 30,
	2013	2012

Finance Receivables:
Military loans	$348,544,188	$369,361,165
Retail installment contracts	15,653,500	27,441,843
Gross finance receivables	364,197,688	396,803,008

Less:
Net deferred loan fees and dealer discounts	(8,380,793)	(19,843,416)
Unearned debt protection fees	(6,119,025)	(13,073,836)
Debt protection claims and policy reserves	(3,625,958)	(2,975,238)
Total unearned fees	(18,125,776)	(35,892,490)

Finance receivables - net of unearned fees	346,071,912	360,910,518

Allowance for credit losses	(31,400,000)	(29,000,000)

Net finance receivables	$314,671,912	$331,910,518

Schedule of changes in the components of allowance for credit losses on finance receivables

	As of and for the Years Ended September 30,
	2013			2012
	Military Loans	Retail Contracts	Total	Military Loans	Retail Contracts	Total

Allowance for credit losses:
Balance, beginning of period	$27,457,485	$1,542,515	$29,000,000	$22,970,255	$2,426,000	$25,396,255
Finance receivables charged-off	(35,562,807)	(2,352,507)	$(37,915,314)	(32,610,926)	(1,923,227)	(34,534,153)
Recoveries	3,393,341	497,891	$3,891,232	3,124,601	395,942	3,520,543
Provision	34,769,835	1,654,247	$36,424,082	33,973,555	643,800	34,617,355
Balance, end of period	$30,057,854	$1,342,146	$31,400,000	$27,457,485	$1,542,515	$29,000,000

Finance receivables:	348,544,188	15,653,500	364,197,688	369,361,165	27,441,843	396,803,008
Allowance for credit losses	(30,057,854)	(1,342,146)	(31,400,000)	(27,457,485)	(1,542,515)	(29,000,000)
Balance net of allowance	$318,486,334	$14,311,354	$332,797,688	$341,903,680	$25,899,328	$367,803,008

Schedule of the amount of accrued interest receivable for non-performing loans

	As of September 30,
	2013	2012

Total accrued interest receivable	$9,232,043	$7,376,775

Accrued interest on non-performing assets:
Military loans	846,622	631,330
As percent of total accrued interest receivable	9.2%	8.6%

Retail installment contracts	31,954	13,060
As percent of total accrued interest receivable	0.3%	0.2%

Total accrued interest on non-performing assets	$878,576	$644,390

Total non-performing as a percent of total accrued interest	9.5%	8.7%

Schedule of the credit quality of the Company's finance receivables

	As of and for Years Ending September 30,
	2013	2012

Total finance receivables:
Gross balance	$364,197,688	$396,803,008
Performing	351,877,162	385,494,584
Non-performing (90 days delinquent)	12,320,526	11,308,424
Non-performing loans as a percent of gross balance	3.38%	2.85%

Military loans:
Gross balance	$348,544,188	$369,361,165
Performing	337,321,177	359,107,844
Non-performing (90 days delinquent)	11,223,011	10,253,321
Non-performing loans as a percent of gross balance	3.22%	2.78%

Retail installment contracts:
Gross balance	$15,653,500	$27,441,843
Performing	14,555,985	26,386,740
Non-performing (90 days delinquent)	1,097,515	1,055,103
Non-performing loans as a percent of gross balance	7.01%	3.84%

Schedule of age analysis of past due financing receivables

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2013
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables

Finance receivables:
Military loans	$4,402,518	$11,223,011	$15,625,529	$332,918,659	$348,544,188
Retail installment contracts	341,813	1,097,515	1,439,328	14,214,172	15,653,500
Total	$4,744,331	$12,320,526	$17,064,857	$347,132,831	$364,197,688

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2012
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables

Finance receivables:
Military loans	$3,538,602	$10,253,321	$13,791,923	$355,569,242	$369,361,165
Retail installment contracts	380,317	1,055,103	1,435,420	26,006,423	27,441,843
Total	$3,918,919	$11,308,424	$15,227,343	$381,575,665	$396,803,008

Summary of activity in the liability for unpaid claims and claim adjustment expenses for debt protection and reinsurance products

	As of and for the Years ended September 30,
	2013	2012	2011

Balance, beginning of period	$2,975,238	$1,759,026	$653,926

Claim amount incurred, related to
Prior periods	1,408,375	962,354	906,342
Current period	1,817,715	1,980,567	984,708
Total	3,226,090	2,942,921	1,891,050

Claim amount paid, related to
Prior periods	1,124,298	564,645	376,690
Current period	1,451,072	1,162,064	409,260
Total	2,575,370	1,726,709	785,950

Balance, end of period	$3,625,958	$2,975,238	$1,759,026